UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21517
                                                    ----------------------------

           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                         Date of fiscal year end: MAY 31
                                                 -------

                   Date of reporting period: NOVEMBER 30, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------
                   FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY
                                 ALLOCATION FUND
                               SEMI-ANNUAL REPORT
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------
           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
                                NOVEMBER 30, 2005



Shareholder Letter ........................................................   1
Portfolio Commentary ......................................................   2
Portfolio Components ......................................................   4
Portfolio of Investments ..................................................   5
Statement of Assets and Liabilities .......................................  11
Statement of Operations ...................................................  12
Statements of Changes in Net Assets .......................................  13
Financial Highlights ......................................................  14
Notes to Financial Statements .............................................  15
Additional Information ....................................................  18
     Dividend Reinvestment Plan
     Proxy Voting Policies and Procedures
     Portfolio Holdings
     Submission of Matters to a Vote of Shareholders
     By-Law Amendment


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Semi-Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the First Trust/Value Line(R) & Ibbotson Equity Allocation Fund's (the "Fund") actual results, performance or achievements to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Semi-Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of First Trust Advisors L.P. and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.


                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the First Trust/Value Line(R) & Ibbotson Equity Allocation Fund (the "Fund") and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary by Robert F. Carey, who is the Chief Investment Officer of First Trust Advisors L.P., the Fund's investment advisor, you will obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows can help you understand the Fund's performance compared to that of relevant benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen, Mr. Carey and First Trust Advisors L.P. personnel are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------
        FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND (FVI)
                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 2005


Dear Shareholder:

We are pleased to inform you that your Fund, the First Trust/Value Line(R) & Ibbotson Equity Allocation Fund (AMEX: FVI), has achieved substantial gains in both market value and net asset value ("NAV") for the period ended November 30, 2005. The Fund seeks to provide capital appreciation utilizing an equity asset allocation model provided by Ibbotson Associates to determine the optimal equity allocations among the six asset classes: large-cap growth and value; mid-cap growth and value and small-cap growth and value. The portfolio is selected from those stocks ranked #1 or #2 in the Value Line(R) TimelinessTM Ranking System, Value Line(R) SafetyTM Ranking System or Value Line(R) TechnicalTM Ranking System. The top 25 ranked stocks within each of the six asset classes are then selected for the FVI portfolio, which results in approximately 150 stocks.

During the six-month period covered by this report, the U.S. stock market, as measured by the S&P 500 Index, was up 5.9% on a total return basis. Over the same period, FVI achieved a NAV total return of 11.4%, compared to a market value total return of 13.5%.

First Trust Advisors L.P. ("First Trust" or the "Advisor") serves as the Fund's Advisor and currently manages or supervises approximately $21 billion in assets. I encourage you to read the commentary from Bob Carey, Chief Investment Officer for First Trust, found on the following pages. It includes a review of the Fund's performance and Bob's outlook for the markets.

We thank you for your confidence in First Trust and we will work diligently to keep earning it.

Sincerely,

/S/ JAMES A. BOWEN
James A. Bowen
President of the First Trust/Value Line(R) & Ibbotson Equity Allocation Fund January 6, 2006

--------------------------------------------------------------------------------
A COMMENTARY ON THE FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
--------------------------------------------------------------------------------

OVERVIEW

The First Trust/Value Line(R) & Ibbotson Equity Allocation Fund ("FVI" or the "Fund") posted a market price total return of 13.5% for the six-month period ended November 30, 2005. Its net asset value ("NAV") total return was 11.4%. Over the same six-month period, the S&P 500 Index and S&P 1500 Supercomposite Index, which has exposure to large-, mid- and small-cap stocks, gained 5.9% and 6.4%, respectively. The Fund distributed $0.02 per share in ordinary income in June as well as a short-term capital gain of $1.25 per share. FVI carried a beta of 1.03 as of December 30, 2005, according to Bloomberg, meaning that FVI's price sensitivity to broad market moves is approximately as volatile as the market. FVI traded at a 12.4% discount to its NAV on November 30, 2005. Its daily trading volume throughout the period averaged 21,784.

Following is a review of the portfolio strategy and composition, investment environment and performance results of FVI for the semi-annual period ended November 30, 2005.

INVESTMENT STRATEGY

The Fund's investment objective is to provide capital appreciation. Under normal market conditions, the Fund invests substantially all of its net assets in common stocks that are selected through the application of a top-down asset allocation strategy and a bottom-up stock selection methodology, in each case implemented by First Trust Advisors L.P. (the "Advisor"). The Advisor utilizes the Strategic Equity Asset Allocation Model of Ibbotson Associates (top-down) to determine the optimal equity allocations among the following six U.S. equity asset classes:
(1) Large-Cap Growth, (2) Large-Cap Value, (3) Mid-Cap Growth, (4) Mid-Cap Value, (5) Small-Cap Growth and (6) Small-Cap Value. To select the stocks within each of the six U.S. equity classes, the Advisor begins with the universe of stocks that Value Line(R) Publishing, Inc. gives a TimelinessTM, SafetyTM or TechnicalTM Ranking of #1 or #2 using the Value Line(R) Ranking Systems. The Advisor then applies a proprietary model to rank the stocks contained in that universe to determine which stocks will be selected for each of six different classes. The Advisor then selects the top 25 ranked stocks for each of the six asset classes for a total of approximately 150 stocks in the portfolio. The Fund does not employ leverage. The Advisor rebalances the Fund's portfolio holdings on a semi-annual basis and adjusts the portfolio to reflect changes in the Ibbotson Strategic Equity Asset Allocation Model on an annual basis. On a more frequent basis, the Advisor may sell stocks that are no longer within the Value Line(R) universe of #1 and #2 rankings and replace them with new stocks.

DISTRIBUTIONS

The Fund distributed $1.27 per share in June, which represented $0.02 per share in ordinary income and $1.25 per share short-term capital gain for the six-month period ended November 30, 2005.

COMPOSITION OF THE FUND

The Fund is usually comprised of 150 equity holdings. Over the past six months, 135 stocks were sold and 135 were bought. As of November 30, 2005, the weighted average market capitalization of the stocks in the portfolio was $21.8 billion, down from $26.7 billion six months ago. The average market capitalization was $13.0 billion, down from $15.7 billion six months ago. The largest market capitalization holding in the portfolio was $365.9 billion, up from $358.9 billion six months ago. The smallest was $588.0 million, up from $407.0 million six months ago.

As of November 30, 2005, the Strategic Equity Asset Allocation Model of Ibbotson Associates, Inc. set the allocations among the six U.S. equity asset classes as follows: Large-Cap Growth (30%), Large-Cap Value (34%), Mid-Cap Growth (7%), Mid-Cap Value (11%), Small-Cap Growth (9%) and Small-Cap Value (9%).

For the six-month period ended November 30, 2005, these six major U.S. equity asset classes posted the following returns (as measured by Standard & Poor's & Russell): S&P Barra Growth Index (+4.73%), S&P Barra Value Index (+7.05%), S&P 400 Barra (Mid-Cap) Growth Index (+10.62%), S&P 400 Barra (Mid-Cap) Value Index (+9.63%), Russell 2000 (Small-Cap) Growth Index (+10.69%) and Russell 2000 (Small-Cap) Value Index (+9.90%).

SECTOR DIVERSIFICATION

The following breakdown illustrates the major economic sector weightings according to S&P's Global Industry Classification Standard for FVI as of May 31, 2005 and NOVEMBER 30, 2005: Basic Materials (5.8%; 5.2%); Consumer Discretionary (16.1%; 14.5%); Consumer Staples (10.4%; 1.5%); Energy (19.2%; 35.6%); Financial
Services (10.3%; 10.2%); Health Care (9.0%: 2.2%); Industrials (7.5%; 12.7%);
Information Technology (13.2%; 16.0%); REITs (0.4%; 0.0%); Telecommunications (2.4%; 0.0%); Utilities (5.0%; 1.6%); and Cash & Equivalents (0.7%; 0.5%).

PERFORMANCE OF THE FUND

The Fund posted some impressive returns for the semi-annual period. Based on market price, the Fund's total return was 13.5% for the six-month period ended November 30, 2005. Its NAV total return was 11.4%. Over the same period, the S&P 500 Index and S&P 1500 Supercomposite Index, which has exposure to large-, mid- and small-cap stocks, gained 5.9% and 6.4%, respectively.

--------------------------------------------------------------------------------
        A COMMENTARY ON THE FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY
                          ALLOCATION FUND - (CONTINUED)
--------------------------------------------------------------------------------

Over the six-month period ended November 30, 2005, an overweight position in energy shares, relative to the benchmarks, contributed to the positive performance of the Fund. Over the period, energy shares returned 15.3% and 17.0% in the S&P 500 Index and S&P 1500 Supercomposite Index, respectively. An underweight position in health care stocks, the worst performing sector of the benchmarks, contributed to the positive performance of the Fund over the six-month period. Fund performance was hindered by an underweight position, relative to the benchmarks, in financial shares. Financial shares were among the best performers in the benchmarks, returning 10.2% and 10.5% for the S&P 500 Index and S&P 1500 Supercomposite Index, respectively.

We are pleased that our strategy continues to outperform the Fund's benchmark indexes - returning substantially more than the two benchmarks mentioned based on the market price and NAV. The market price of FVI closed at $21.96 per share on November 30, 2005, above its $20.00 IPO price. Despite the strong NAV performance of FVI, the Fund traded at a 12.4% discount to its NAV on November 30, 2005.

MARKET AND ECONOMIC OVERVIEW

The companies in the S&P 500, S&P 500/Citigroup Growth and S&P 500/Citigroup Value indexes finished with moderate gains, including dividends, of 5.85%, 4.73% and 7.06%, respectively, for the six-month period ended November 30, 2005. Moderate economic growth, continued strong profit growth and mergers and acquisitions ("M&A") activity helped to boost market returns. At the same time, the trend toward rising short-term interest rates continued, a factor that may limit market performance. The Federal Reserve raised its target for short-term interest rates four times during the six-month period and has since raised rates in December 2005, bringing it to the current 4.25% rate.

Despite natural disasters and energy prices, and interest rates that are sharply higher than one year ago, the economy continues to grow. The economy turned in a strong performance in the summer (July - September) with the fastest growth pace in one and a half years, according to the Commerce Department. Real Gross Domestic Product, the output of goods and services produced by labor and property located in the United States, increased at an annual rate of 4.1% in the third quarter of 2005, according to final estimates released by the Bureau of Economic Analysis.

Mergers, acquisitions and restructurings also supported equities. M&A activity surpassed $1 trillion for the year, according to Thomson Financial. Companies have announced 8,489 M&A deals valued at roughly $1.1 trillion, a level not seen since 2000. Two of the most active sectors have been telecommunications and technology. Deal volume should finish the year about 30% higher than the volume registered in 2004.

Though oil prices have dropped from post-hurricane peaks, the threat of higher inflation lingers. In September, inflation numbers, as measured by the Consumer Price Index and the Producer Price Index, were at levels not experienced in the past 15-25 years. Obviously, the financial fallout from the hurricanes in the Gulf Coast region was reflected in the numbers. Investors, however, should not lose sight of the fact that the U.S. has enjoyed a prolonged period of high productivity aided by new technologies. High productivity has helped manufacturers absorb higher commodity and materials prices over the past couple of years without having to raise prices much, if at all. High productivity is also one of the main reasons why corporate profits have surged. While price stability may not be as feasible a goal moving forward as it once was, stocks have shown that they are capable of rallying even when higher interest rates are creating headwind.

IN CLOSING

The S&P 500 Index set records in 2005 including both earnings per share and dividend payouts. It will be interesting to monitor the progress and see whether this positive momentum will continue into 2006.

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO COMPONENTS+
NOVEMBER 30, 2005 (UNAUDITED)


                                [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

Oil, Gas & Consumable Fuels               31.7%
Insurance                                  9.4%
Specialty Retail                           5.5%
Metals & Mining                            4.4%
Energy Equipment & Services                4.1%
Semiconductors & Semiconductor Equipment   3.1%
Commercial Services & Supplies             3.0%
Household Durables                         3.0%
Communications Equipment                   2.8%
Electronic Equipment & Instruments         2.7%
Machinery                                  2.4%
Computers & Peripherals                    2.2%
Textiles, Apparel & Luxury Goods           2.0%
IT Services                                1.7%
Diversified Consumer Services              1.6%
Auto Components                            1.5%
Software                                   1.5%
Diversified Financial Services             1.5%
Road & Rail                                1.4%
Hotels, Restaurant & Leisure               1.2%
Personal Products                          0.9%
Construction & Engineering                 0.9%
Pharmaceuticals                            0.8%
Chemcials                                  0.8%
Health Care Equipment & Supplies           0.8%
Internet Software & Services               0.7%
Electric Utilities                         0.7%
Aerospace & Defense                        0.6%
Food Products                              0.6%
Construction Materials                     0.6%
Capital Markets                            0.5%
Internet & Catalog Retail                  0.4%
Marine                                     0.4%
Trading Company & Distributors             0.4%
Air Freight & Logistics                    0.4%
Electrical Equipment                       0.4%
Distributors                               0.4%
Multi-Utilities                            0.4%
Airlines                                   0.4%
Building Products                          0.4%
Biotechnology                              0.4%
Leisure Equipment & Products               0.3%
Independent Power Producers
& Energy Traders                           0.3%
Gas Utilities                              0.3%
Media                                      0.3%
Health Care Providers & Services           0.2%


+ Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.


Page 4                    See Notes to Financial Statements.

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005 (UNAUDITED)


                                                                     MARKET
   SHARES                                                            VALUE
-----------                                                       ------------
 COMMON STOCKS - 99.5%

              AEROSPACE & DEFENSE - 0.6%
    226,773   Bombardier Inc. ................................ $      468,455
     13,315   Esterline Technologies Corp.* ..................        547,380
                                                               ---------------
                                                                    1,015,835
                                                               ---------------
              AIR FREIGHT & LOGISTICS - 0.4%
     16,601   Forward Air Corp. ..............................        638,308
                                                               ---------------
              AIRLINES - 0.4%
     16,699   Alaska Air Group, Inc.* ........................        587,137
                                                               ---------------
              AUTO COMPONENTS - 1.5%
     28,513   Magna International, Inc. ......................      1,964,546
     31,161   Tenneco Automotive Inc.* .......................        541,267
                                                               ---------------
                                                                    2,505,813
                                                               ---------------
              BIOTECHNOLOGY - 0.3%
     45,650   Applera Corp. - Celera Genomics Group* .........        566,973
                                                               ---------------
              BUILDING PRODUCTS - 0.4%
     10,200   Universal Forest Products, Inc. ................        586,092
                                                               ---------------
              CAPITAL MARKETS - 0.5%
     21,159   Investment Technology Group, Inc.* .............        822,874
                                                               ---------------
              CHEMICALS - 0.8%
     33,000   Agrium Inc. ....................................        673,530
     11,422   Ashland Inc. ...................................        636,776
                                                               ---------------
                                                                    1,310,306
                                                               ---------------
              COMMERCIAL SERVICES & SUPPLIES - 3.0%
     11,850   Banta Corp. ....................................        598,425
     15,400   John H. Harland Company ........................        582,120
     19,823   Kelly Services, Inc. ...........................        551,079
     57,065   R.R. Donnelley & Sons Company ..................      1,951,623
     13,235   Robert Half International Inc. .................        506,371
     46,940   Steelcase Inc., Class A ........................        694,243
                                                               ---------------
                                                                    4,883,861
                                                               ---------------
              COMMUNICATIONS EQUIPMENT - 2.8%
     28,300   Belden CDT Inc. ................................        661,088
     89,845   Motorola, Inc. .................................      2,164,366
     54,222   Telefonaktiebolaget LM Ericsson, Sponsored ADR .      1,766,553
                                                               ---------------
                                                                    4,592,007
                                                               ---------------
              COMPUTERS & PERIPHERALS - 2.1%
     80,500   Hewlett-Packard Company ........................      2,388,435
     14,306   Intergraph Corp.* ..............................        686,974
     12,958   QLogic Corp.* ..................................        428,391
                                                               ---------------
                                                                    3,503,800
                                                               ---------------
              CONSTRUCTION & ENGINEERING - 0.9%
     17,211   McDermott International, Inc.* .................        720,452
     51,265   Quanta Services, Inc.* .........................        725,400
                                                               ---------------
                                                                    1,445,852
                                                               ---------------

                       See Notes to Financial Statements.                 Page 5

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2005 (UNAUDITED)


                                                                     MARKET
   SHARES                                                            VALUE
-----------                                                       ------------
 COMMON STOCKS - CONTINUED

              CONSTRUCTION MATERIALS - 0.6%
      4,186   Eagle Materials Inc. ........................... $      480,971
      8,386   Florida Rock Industries, Inc. ..................        418,210
                                                               ---------------
                                                                      899,181
                                                               ---------------
              DISTRIBUTORS - 0.4%
      7,548   Building Materials Holding Corp. ...............        621,427
                                                               ---------------
              DIVERSIFIED CONSUMER SERVICES - 1.6%
     12,601   Education Management Corp.* ....................        425,284
     68,428   H&R Block, Inc. ................................      1,672,380
      9,200   ITT Educational Services, Inc.* ................        564,604
                                                               ---------------
                                                                    2,662,268
                                                               ---------------
              DIVERSIFIED FINANCIAL SERVICES - 1.4%
     46,286   Principal Financial Group, Inc. ................      2,345,312
                                                               ---------------
              ELECTRIC UTILITIES - 0.7%
     18,900   Otter Tail Corp. ...............................        567,945
     40,643   Sierra Pacific Resources Corp.* ................        547,868
                                                               ---------------
                                                                    1,115,813
                                                               ---------------
              ELECTRICAL EQUIPMENT - 0.4%
     15,000   Franklin Electric Co., Inc. ....................        637,500
                                                               ---------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.7%
     23,367   Arrow Electronics, Inc.* .......................        724,377
     28,450   Avnet, Inc.* ...................................        640,125
    161,439   Flextronics International Ltd.* ................      1,666,050
     39,700   Ingram Micro Inc., Class A* ....................        745,566
     24,300   Orbotech Ltd.* .................................        563,517
                                                               ---------------
                                                                    4,339,635
                                                               ---------------
              ENERGY EQUIPMENT & SERVICES - 4.0%
     62,604   BJ Services Company ............................      2,294,437
      8,080   Cal Dive International, Inc.* ..................        586,689
     50,622   Global Industry, Ltd.* .........................        599,871
     76,759   Input/Output, Inc.* ............................        571,087
      8,292   Lone Star Technologies, Inc.* ..................        406,308
     19,841   Rowan Companies, Inc. ..........................        711,895
     21,307   TETRA Technologies, Inc.* ......................        624,295
     17,327   Tidewater, Inc. ................................        783,180
                                                               ---------------
                                                                    6,577,762
                                                               ---------------
              FOOD PRODUCTS - 0.6%
     15,978   Flowers Foods, Inc. ............................        414,150
     12,552   Lancaster Colony Corp. .........................        489,528
                                                               ---------------
                                                                      903,678
                                                               ---------------
              GAS UTILITIES - 0.3%
      5,924   Questar Corp. ..................................        441,693
                                                               ---------------

Page 6                 See Notes to Financial Statements.

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2005 (UNAUDITED)


                                                                     MARKET
   SHARES                                                            VALUE
-----------                                                       ------------
 COMMON STOCKS - CONTINUED

              HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
     11,476   Analogic Corp. ................................. $      550,389
     23,000   Thermo Electron Corp.* .........................        709,550
                                                               ---------------
                                                                    1,259,939
                                                               ---------------
              HEALTH CARE PROVIDERS & SERVICES - 0.2%
     16,160   IMS Health, Inc. ...............................        395,112
                                                               ---------------
              HOTELS, RESTAURANTS & LEISURE - 1.2%
     17,383   California Pizza Kitchen, Inc.* ................        569,815
     12,373   Papa John's International, Inc.* ...............        673,834
     89,816   Six Flags, Inc.* ...............................        670,027
                                                               ---------------
                                                                    1,913,676
                                                               ---------------
              HOUSEHOLD DURABLES - 3.0%
      7,766   Garmin Ltd. ....................................        427,907
        511   NVR, Inc.* .....................................        351,185
     50,634   Pulte Homes, Inc. ..............................      2,107,893
     16,274   Standard Pacific Corp. .........................        613,367
     38,668   Toll Brothers, Inc.* ...........................      1,330,179
                                                               ---------------
                                                                    4,830,531
                                                               ---------------
              INDEPENDENT POWER PRODUCERS &
                ENERGY TRADERS - 0.3%
     14,252   Black Hills Corp. ..............................        520,911
                                                               ---------------
              INSURANCE - 9.4%
    150,250   Aegon N.V. .....................................      2,370,945
     16,304   Allmerica Financial Corp. ......................        651,345
     71,860   CNA Financial Corp.* ...........................      2,446,833
     24,102   Loews Corp. ....................................      2,327,771
     43,221   MetLife, Inc. ..................................      2,223,288
     13,000   RLI Corp. ......................................        678,600
     24,291   The Chubb Corp. ................................      2,352,340
     47,259   The St. Paul Travelers Companies, Inc. .........      2,198,961
                                                               ---------------
                                                                   15,250,083
                                                               ---------------
              INTERNET SOFTWARE & SERVICES - 0.7%
     42,700   United Online, Inc. ............................        602,497
     24,000   WebEx Communications Inc.* .....................        571,440
                                                               ---------------
                                                                    1,173,937
                                                               ---------------
              INTERNET & CATALOG RETAIL - 0.4%
     26,289   Netflix Inc.* ..................................        723,999
                                                               ---------------
              IT SERVICES - 1.7%
     75,446   Accenture Ltd., Class A ........................      2,145,684
     51,500   MPS Group, Inc.* ...............................        647,355
                                                               ---------------
                                                                    2,793,039
                                                               ---------------
              LEISURE EQUIPMENT & PRODUCTS - 0.3%
     33,193   Oakley, Inc. ...................................        533,743
                                                               ---------------

                       See Notes to Financial Statements.                 Page 7

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2005 (UNAUDITED)


                                                                     MARKET
   SHARES                                                            VALUE
-----------                                                       ------------
 COMMON STOCKS - CONTINUED

              MACHINERY - 2.4%
      8,171   Cummins, Inc. .................................. $      727,219
     10,802   ESCO Technologies Inc.* ........................        464,486
     15,478   Lincoln Electric Holdings, Inc. ................        631,657
     24,000   Stewart & Stevenson Services, Inc. .............        492,000
     24,749   The Timken Company .............................        766,724
     19,064   Trinity Industries, Inc. .......................        793,825
                                                               ---------------
                                                                    3,875,911
                                                               ---------------
              MARINE - 0.4%
     32,387   CP Ships Ltd. ..................................        693,082
                                                               ---------------
              MEDIA - 0.3%
     38,828   Radio One, Inc., Class D* ......................        429,438
                                                               ---------------
              METALS & MINING - 4.4%
     15,348   Allegheny Technologies, Inc. ...................        506,177
      5,863   Cleveland-Cliffs, Inc. .........................        558,685
     51,034   Inco Ltd. ......................................      2,244,986
      9,665   Quanex Corp. ...................................        597,780
     11,687   Reliance Steel & Aluminum Company ..............        753,928
     54,527   Teck Cominco Ltd., Class B .....................      2,502,825
                                                               ---------------
                                                                    7,164,381
                                                               ---------------
              MULTI-UTILITIES - 0.4%
     43,155   CMS Energy Corp.* ..............................        603,307
                                                               ---------------
              OIL, GAS & CONSUMABLE FUELS - 31.6%
     24,319   Anadarko Petroleum Corp. .......................      2,203,545
     30,607   Apache Corp. ...................................      1,998,025
      9,263   Berry Petroleum Company, Class A ...............        528,454
     28,408   Burlington Resources Inc. ......................      2,052,478
     10,472   Cabot Oil & Gas Corp. ..........................        442,023
     41,306   Canadian Natural Resources Ltd. ................      1,875,705
     33,674   ConocoPhillips .................................      2,037,614
     36,315   Devon Energy Corp. .............................      2,186,163
     18,067   Encore Acquisition Company* ....................        560,800
     30,408   EOG Resources, Inc. ............................      2,181,774
     31,815   Exxon Mobil Corp. ..............................      1,846,224
     16,039   Forest Oil Corp.* ..............................        718,708
     13,740   Frontier Oil Corp. .............................        517,723
     20,355   Imperial Oil Ltd. ..............................      1,868,793
     21,568   Kerr-McGee Corp. ...............................      1,864,554
     35,207   Marathon Oil Corp. .............................      2,087,423
     34,648   Murphy Oil Corp. ...............................      1,713,690
     46,429   Nexen Inc. .....................................      2,038,697
     50,146   Noble Energy, Inc. .............................      1,873,956
     26,685   Occidental Petroleum Corp. .....................      2,116,120
     11,562   Overseas Shipholding Group, Inc. ...............        589,200
     72,816   Repsol YPF, S.A., Sponsored ADR ................      2,149,528
     60,375   Shell Canada Ltd. ..............................      1,809,206

Page 8                 See Notes to Financial Statements.

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2005 (UNAUDITED)


                                                                     MARKET
   SHARES                                                            VALUE
-----------                                                       ------------
 COMMON STOCKS - CONTINUED

              OIL, GAS & CONSUMABLE FUELS - (CONTINUED)
     15,600   Southwestern Energy Company* ................... $      531,492
     29,773   Sunoco, Inc. ...................................      2,298,476
     39,788   Talisman Energy Inc. ...........................      1,901,071
    100,011   The Williams Companies, Inc. ...................      2,150,237
     14,736   Total SA, Sponsored ADR ........................      1,837,432
     24,034   Valero Energy Corp. ............................      2,312,071
     11,905   Vintage Petroleum, Inc. ........................        623,584
      9,536   Western Gas Resources, Inc. ....................        454,676
     51,382   XTO Energy, Inc. ...............................      2,090,734
                                                               ---------------
                                                                   51,460,176
                                                               ---------------
              PERSONAL PRODUCTS - 0.9%
     45,752   The Estee Lauder Companies, Class A ............      1,510,274
                                                               ---------------
              PHARMACEUTICALS - 0.8%
     23,116   Alpharma Inc., Class A .........................        610,725
     48,151   King Pharmaceuticals, Inc.* ....................        757,415
                                                               ---------------
                                                                    1,368,140
                                                               ---------------
              ROAD & RAIL - 1.4%
     47,385   CSX Corp. ......................................      2,304,806
                                                               ---------------
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
     74,335   Cirrus Logic, Inc.* ............................        561,973
     71,848   Intel Corp. ....................................      1,916,905
     58,811   Texas Instruments, Inc. ........................      1,910,181
     39,178   Zoran Corp.* ...................................        662,892
                                                               ---------------
                                                                    5,051,951
                                                               ---------------
              SOFTWARE - 1.5%
     82,495   Compuware Corp.* ...............................        761,429
     24,000   Internet Security Systems, Inc.* ...............        548,640
     95,000   Novell, Inc.* ..................................        739,100
     70,871   Parametric Technology Corp.* ...................        414,595
                                                               ---------------
                                                                    2,463,764
                                                               ---------------
              SPECIALTY RETAIL - 5.5%
     15,643   American Eagle Outfitters, Inc. ................        356,035
     35,500   AutoNation, Inc.* ..............................        735,560
     19,704   Autozone, Inc.* ................................      1,754,838
     17,750   Burlington Coat Factory Warehouse Corp. ........        703,610
     47,594   Charming Shoppes, Inc.* ........................        559,230
     54,350   Chico's FAS, Inc.* .............................      2,397,378
     21,000   GameStop Corp., Class B* .......................        659,400
     10,650   Guitar Center, Inc.* ...........................        561,681
     30,871   Payless ShoeSource, Inc.* ......................        705,402
     12,912   Tiffany & Co. ..................................        525,518
                                                               ---------------
                                                                    8,958,652
                                                               ---------------

                       See Notes to Financial Statements.                 Page 9

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2005 (UNAUDITED)


                                                                     MARKET
   SHARES                                                            VALUE
-----------                                                       ------------
 COMMON STOCKS - CONTINUED

              TEXTILES, APPAREL & LUXURY GOODS - 2.0%
     23,631   Nike Inc., Class B ............................. $    2,015,724
     12,408   Oxford Industries, Inc. ........................        700,059
      8,982   Polo Ralph Lauren Corp. ........................        481,435
                                                               ---------------
                                                                    3,197,218
                                                               ---------------
              TRADING COMPANY & DISTRIBUTORS - 0.4%
     16,961   GATX Corp. .....................................        638,412
                                                               ---------------

              TOTAL COMMON STOCKS ............................    162,117,609
                                                               ---------------
              (Cost $143,733,761)


              TOTAL INVESTMENTS - 99.5% ......................    162,117,609
              (Cost $143,733,761)**

              NET OTHER ASSETS & LIABILITIES - 0.5% ..........        876,968
                                                               ---------------
              NET ASSETS - 100.0% ............................ $  162,994,577
                                                               ===============

--------------------------------------------------------------------------------
          *       Non-income producing security
         **       Aggregate cost for federal income tax and financial reporting purposes
        ADR       American Depository Receipt



Page 10                See Notes to Financial Statements.

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2005 (UNAUDITED)

ASSETS:
Investments, at value
  (Cost $143,733,761) .............................................................................  $162,117,609
Cash ..............................................................................................       864,377
Prepaid expenses ..................................................................................         9,120
Receivables:
   Dividends ......................................................................................       215,288
   Interest .......................................................................................         2,443
                                                                                                     -------------
   Total Assets ...................................................................................   163,208,837
                                                                                                     -------------
LIABILITIES:
Payables:
   Investment advisory fees .......................................................................        77,088
   License fees ...................................................................................        51,551
   Audit fees .....................................................................................        25,275
   Printing fees ..................................................................................        23,987
   Administrative fees ............................................................................        13,291
   Legal fees .....................................................................................         8,239
   Trustees' fees .................................................................................         7,008
   Custodian fees .................................................................................         4,610
Accrued expenses ..................................................................................         3,211
                                                                                                     -------------
   Total Liabilities ..............................................................................       214,260
                                                                                                     -------------
NET ASSETS                                                                                           $162,994,577
                                                                                                     =============
NET ASSETS CONSIST OF:
   Undistributed net investment income ............................................................  $    115,287
   Accumulated net realized gain on investments sold ..............................................    20,563,500
   Net unrealized appreciation of investments .....................................................    18,383,858
   Par value ......................................................................................        65,052
   Paid-in capital ................................................................................   123,866,880
                                                                                                     -------------
   Total Net Assets ...............................................................................  $162,994,577
                                                                                                     =============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) ..............................  $      25.06
                                                                                                     =============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized) .......     6,505,236
                                                                                                     =============

                   See Notes to Financial Statements.                    Page 11

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $3,391) ........................................      $      949,574
Interest ....................................................................................              17,598
                                                                                                   ---------------
     Total investment income ................................................................             967,172
                                                                                                   ---------------
EXPENSES:
     Investment advisory fees ...............................................................             516,768
     License fees ...........................................................................             157,067
     Administration fees ....................................................................              79,502
     Audit and legal fees ...................................................................              32,658
     Printing fees ..........................................................................              20,790
     Trustees' fees and expenses ............................................................              20,664
     Transfer agent fees ....................................................................              15,000
     Custodian fees .........................................................................              14,586
     Other ..................................................................................              19,126
                                                                                                   ---------------
     Total expenses .........................................................................             876,161
     Fees waived by the investment advisor ..................................................             (55,652)
                                                                                                   ---------------
     Net expenses ...........................................................................             820,509
                                                                                                   ---------------
NET INVESTMENT INCOME .......................................................................             146,663
                                                                                                   ---------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
     Securities transactions ................................................................          12,197,304
     Foreign currencies and net other assets ................................................                 297
                                                                                                   ---------------
Net realized gain on investments during the period ..........................................          12,197,601
                                                                                                   ---------------
Net change in unrealized appreciation/(depreciation) of:
     Investments ............................................................................           3,548,044
     Foreign currencies and net other assets ................................................                  10
                                                                                                   ---------------
Net change in unrealized appreciation/(depreciation) of investments during the period .......           3,548,054
                                                                                                   ---------------
Net realized and unrealized gain on investments .............................................          15,745,655
                                                                                                   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................................      $   15,892,318
                                                                                                   ===============

Page 12                   See Notes to Financial Statements.

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                              SIX MONTHS
                                                                                                 ENDED           YEAR
                                                                                              11/30/2005         ENDED
                                                                                              (UNAUDITED)      5/31/2005
                                                                                             -------------   ------------
OPERATIONS:
Net investment income ...................................................................   $     146,663    $     230,420
Net realized gain on investments during the period.......................................      12,197,601       16,621,050
Net change in unrealized appreciation/(depreciation) of investments during the period ...       3,548,054       14,213,786
                                                                                            ---------------  --------------
Net increase in net assets resulting from operations ....................................      15,892,318       31,065,256

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ...................................................................        (130,105)        (130,104)
Net realized gains ......................................................................      (8,131,545)        --
                                                                                            ---------------  --------------
Total distributions to shareholders...................................................         (8,261,650)        (130,104)
                                                                                            ---------------  --------------
Net increase in net assets .........................................................            7,630,668       30,935,152

NET ASSETS:
Beginning of period ................................................................          155,363,909      124,428,757
                                                                                            ---------------  --------------
End of period ......................................................................        $ 162,994,577    $ 155,363,909
                                                                                            ===============  ==============
Undistributed net investment income at end of period ...............................        $     115,287    $      98,729
                                                                                            ===============  ==============

                       See Notes to Financial Statements.                Page 13

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                          SIX MONTHS
                                                                            ENDED            YEAR          PERIOD
                                                                          11/30/2005         ENDED          ENDED
                                                                          (UNAUDITED)      5/31/2005     5/31/2004*
                                                                          ----------       ---------     ----------
Net asset value, beginning of period ...................................  $    23.88       $   19.13     $    19.10
                                                                          ----------       ---------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss) ...........................................        0.02            0.04          (0.01)
Net realized and unrealized gain on investments ........................        2.43            4.73           0.08
                                                                          ----------       ---------     ----------
Total from investment operations .......................................        2.45            4.77           0.07
                                                                          ----------       ---------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ..................................................       (0.02)          (0.02)        --
Net realized gains .....................................................       (1.25)          --            --
                                                                          ----------       ---------     ----------
Total from distributions ...............................................       (1.27)          (0.02)        --
                                                                          ----------       ---------     ----------
Common Shares offering costs charged to paid-in capital ................      --               --             (0.04)
                                                                          ----------       ---------     ----------
Net asset value, end of period .........................................  $    25.06       $   23.88     $    19.13
                                                                          ==========       =========     ==========
Market value, end of period ............................................  $    21.96       $   20.54     $    17.20
                                                                          ----------       ---------     ----------

TOTAL RETURN BASED ON NET ASSET VALUE (A)+ .............................       11.43%          24.96%          0.16%
                                                                          ==========       =========     ==========
TOTAL RETURN BASED ON MARKET VALUE (B)+ ................................       13.53%          19.54%        (14.00)%
                                                                          ==========       =========     ==========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...................................  $  162,995       $ 155,364     $  124,429
Ratio of net expenses to average net assets ............................        1.03%**         1.05%          1.68%**
Ratio of total expenses to average net assets ..........................        1.10%**         1.13%          1.68%**
Ratio of net investment income/(loss) to average net assets ............        0.18%**         0.16%         (0.52)%**
Portfolio turnover rate ................................................       80.95%         162.61%          2.93%

--------------------------------------------------
*    The Fund commenced operations on April 16, 2004.
**   Annualized.
(a) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share and does not reflect sales load.
(b) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in Common Share market price per share, all based on Common Share market price per share.
+    Total return is not annualized for periods less than one year.

Page 14                See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
                         NOVEMBER 30, 2005 (UNAUDITED)


                               1. FUND DESCRIPTION

First Trust/Value Line(R) & Ibbotson Equity Allocation Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on February 20, 2004, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FVI on the American Stock Exchange.

The Fund's investment objective is to provide capital appreciation. The Fund seeks to outperform the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") by investing in a diversified portfolio of the common stocks selected through the application of a disciplined investment strategy implemented by the Fund's investment advisor, First Trust Advisors L.P. ("First Trust"). There can be no assurance that the Fund's investment objective will be achieved.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


A. PORTFOLIO VALUATION:

The Fund determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities' value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.


C. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the "Net change in unrealized appreciation/(depreciation) of foreign currencies

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
                         NOVEMBER 30, 2005 (UNAUDITED)

and net other assets" in the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in the "Net realized gains on foreign currencies and net other assets" in the Statement of Operations.


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income, if any, of the Fund are declared and paid semi-annually or as the Board of Trustees may determine from time to time. Distributions of any net capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of distributions paid during the fiscal year ended May 31, 2005 was as follows:

Distributions paid from:

                                                             2005
Ordinary Income................................        $       130,104

As of May 31, 2005, the components of distributable earnings on a tax basis were as follows:


Undistributed Ordinary Income..................        $    16,594,461
Undistributed Long-term Gain...................        $         1,712
Net Unrealized Appreciation....................        $    14,835,804

E. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.


F. EXPENSES:

The Fund pays all expenses directly related to its operations. First Trust has entered into a non-exclusive license agreement with Value Line(R) Publishing, Inc. which allows for the use by First Trust of the Value Line(R) Timeliness(TM), Safety(TM) and Technical(TM) Ranking Systems and certain trademarks and trade names of Value Line(R) Publishing, Inc. The Fund is a sub-licensee to this license agreement. In exchange, Value Line(R) Publishing, Inc. receives an annual fee, payable on a quarterly basis, equal to 0.15% of the Fund's gross daily assets during such calendar quarter. This license fee is paid by the Fund to First Trust, which in turn pays Value Line(R) Publishing, Inc. The terms of the license agreement provide that it shall continue in effect for a term of one year and will be automatically renewed for successive one-year terms unless either party elects not to renew the agreement.

First Trust has entered into a non-exclusive licensing and services agreement and a related work order with Ibbotson Associates, Inc. ("Ibbotson") which allows for the use by First Trust of the Ibbotson name for inclusion in the name of the Fund and in connection with the promotion, offering, operation and marketing of the Fund. In addition, Ibbotson performs certain other services for First Trust under the terms of the agreement. In exchange, Ibbotson receives an annual fee, payable quarterly, based upon the aggregate assets under management in the Fund. The annual fee is 0.05% of all assets under management of the Fund, with a minimum annual fee of $50,000 for services rendered. The annual fee is paid by the Fund to First Trust, which in turn pays Ibbotson. The terms of the agreement provide that it shall remain in effect for a minimum of twenty-four
(24) months from the date of execution of the agreement unless terminated earlier in accordance with the terms of the agreement.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
                         NOVEMBER 30, 2005 (UNAUDITED)

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund's average daily net assets.

First Trust has agreed to waive fees and reimburse the Fund for expenses in an amount equal to 0.07% of the average daily net assets of the Fund through April 27, 2006. Waivers and reimbursements are reported as "fees waived by the investment advisor" in the Statement of Operations.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

The Fund pays each Trustee who is not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000 which includes compensation for all regular quarterly board meetings and regular committee meetings. No additional meeting fees are paid in connection with regular quarterly board meetings or regular committee meetings. Additional fees of $1,000 and $500 are paid to non-interested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees are shared by the funds in the First Trust fund complex that participate in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended November 30, 2005, were $128,464,873 and $136,333,990, respectively.

As of November 30, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $22,165,666, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,781,818.

                               5. SUBSEQUENT EVENT

On December 9, 2005, the Fund declared distributions totaling $3.20 per share, which represents a dividend from net investment income of $0.02, short-term capital gains of $2.55 and long-term capital gains of $0.63, to Common Shareholders of record December 21, 2005, payable December 30, 2005.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
                          NOVEMBER 30, 2005 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

        (1) If the Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

        (2) If the Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------
           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
                          NOVEMBER 30, 2005 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of First Trust Value Line(R) Dividend Fund, First Trust/Four Corners Senior Floating Rate Income Fund, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, and First Trust/Four Corners Senior Floating Rate Income Fund II was held on September 12, 2005. At the Annual Meeting, the Fund's Board of Trustees, consisting of James A. Bowen, Niel B. Nielson, Thomas R. Kadlec, Richard E. Erickson and David M. Oster, was elected to serve an additional one-year term. The number of votes cast for James A. Bowen was 5,272,299, the number of votes withheld was 238,961 and the number of abstentions was 993,976. The number of votes cast for Niel B. Nielson was 5,265,724, the number of votes withheld was 245,536 and the number of abstentions was 993,976. The number of votes cast for Richard E. Erickson was 5,272,389, the number of votes withheld was 238,871 and the number of abstentions was 993,976. The number of votes cast for Thomas R. Kadlec was 5,272,389, the number of votes withheld was 238,871 and the number of abstentions was 993,976. The number of votes cast for David M. Oster was 5,272,299, the number of votes withheld was 238,961 and the number of abstentions was 993,976.

                                BY-LAW AMENDMENT

On December 12, 2005, the Board of Trustees of the Fund approved certain changes to the By-Laws of the Fund that may have the effect of delaying or preventing a change of control of the Fund. To receive a copy of the revised By-Laws, investors may call the Fund at (800) 988-5891.

                      This Page Left Blank Intentionally.


ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issures as of the close of the reporting period is included as part of the report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


         On December 12, 2005, the Registrant's Board of Trustees adopted an Amended Nominating and Governance Committee Charter which included some material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of trustees as described below:

         Any proposal to elect any person nominated by shareholders for election as trustee may only be brought before an annual meeting of the Registrant if timely written notice (the "Shareholder Notice") is provided to the secretary of the Registrant. Unless a greater or lesser period is required under applicable law, to be timely, the Shareholder Notice must be delivered to or mailed and received at Registrant's address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, Attn: W. Scott Jardine, not less than forty-five (45) days nor more than sixty (60) days prior to the first anniversary date of the date of the Registrant's proxy statement released to shareholders for the prior year's annual meeting; provided, however, if and only if the annual meeting is not scheduled to be held within a period that commences thirty (30) days before the first anniversary date of the annual meeting for the preceding year and ends thirty (30) days after such anniversary date (an annual meeting date outside such period being referred to herein as an "Other Annual Meeting Date"), such Shareholder Notice must be given in the manner provided herein by the later of the close of business on (i) the date forty-five (45) days prior to such Other Annual Meeting Date or (ii) the tenth (10th) business day following the date such Other Annual Meeting Date is first publicly announced or disclosed.

         Any shareholder submitting a nomination of any person or persons (as the case may be) for election as a trustee or trustees of the Registrant shall deliver, as part of such Shareholder Notice: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Registrant owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s);
(C) any other information regarding each such person required by paragraphs (a),
(d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange

Act of 1934, as amended (the "Exchange Act") (or any successor provision thereto); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an "interested person" of the Registrant (as defined in the Investment Company Act of 1940) and, if not an "interested person," information regarding each nominee that will be sufficient for the Registrant to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a trustee.

         Without limiting the foregoing, any shareholder who gives a Shareholder Notice of any matter proposed to be brought before a shareholder meeting (whether or not involving nominees for trustees) shall deliver, as part of such Shareholder Notice: (i) the description of and text of the proposal to be presented; (ii) a brief written statement of the reasons why such shareholder favors the proposal; (iii) such shareholder's name and address as they appear on the Registrant's books; (iv) any other information relating to the shareholder that would be required to be disclosed in a proxy statement or other filings required to be made in connection with the solicitation of proxies with respect to the matter(s) proposed pursuant to Section 14 of the Exchange Act; (v) the class or series and number of all shares of the Registrant owned beneficially and of record by such shareholder; (vi) any material interest of such shareholder in the matter proposed (other than as a shareholder); (vii) a representation that the shareholder intends to appear in person or by proxy at the shareholder meeting to act on the matter(s) proposed; (viii) if the proposal involves nominee(s) for trustees, a description of all arrangements or understandings between the shareholder and each proposed nominee and any other person or persons (including their names) pursuant to which the nomination(s) are to be made by the shareholder; and (ix) in the case of a shareholder (a "BENEFICIAL OWNER") that holds shares entitled to vote at the meeting through a nominee or "street name" holder of record, evidence establishing such Beneficial Owner's indirect ownership of, and entitlement to vote, shares at the meeting of shareholders. As used herein, shares "beneficially owned" shall mean all shares which such person is deemed to beneficially own pursuant to Rules 13d-3 and 13d-5 under the Exchange Act.

         A copy of the amended Nominating and Governance Committee Charter is available on the Registrant's website at www.ftportfolios.com.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date FEBRUARY 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date FEBRUARY 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date FEBRUARY 1, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.